Shareholders' Equity - Movements in capital stock (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at the beginning	$ 368,724
Balance at the end	$ 372,534
Issued capital.
Disclosure of classes of share capital [line items]
Balance (in shares) | shares	12,620,448
Balance at the beginning	$ 16
Stock dividends (in shares) | shares	2,236,133
Stock dividends	$ 3
Balance at the end (in shares) | shares	14,856,581
Balance at the end	$ 19
Additional paid-in capital.
Disclosure of classes of share capital [line items]
Balance at the beginning	312,471
Stock dividends	(3)
Balance at the end	$ 312,468
Capital Stock and additional paid-in capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares	12,620,448
Balance at the beginning	$ 312,487
Stock dividends (in shares) | shares	2,236,133
Balance at the end (in shares) | shares	14,856,581
Balance at the end	$ 312,487